Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19: SUBSEQUENT EVENTS

On October 15, 2019, nearly all the Series B Preferred Stock shares were converted into 3,761 shares of Common Stock.

On October 28, 2019, the Company entered into an Exchange Agreement with investors (the "Investors") that are the holders of warrants issued in the Company's purchase agreements entered into on (i) March 17, 2017 (the "March Purchase Agreement" and such warrants, the "March Warrants") and (ii) May 26, 2017 (the "May Purchase Agreement" and such warrants, the "May Warrants". The March Warrants and the May Warrants (collectively, the "Existing Securities") were amended to, among other amendments, reduce the exercise price of the Existing Securities to $0.51.

Subject to the terms and conditions set forth in the Exchange Agreement and in reliance on Section 3(a)(9) of the Securities Act of 1933, as amended (the "Securities Act"), the Company issued 2,243 shares of the Company's common stock to the Investors in exchange for the 2,875 of the Existing Securities. Upon the issuance of the 2,243 shares, the 2,875 Existing Securities were extinguished.

On October 31, 2019, the Company issued 120 shares of common stock for services rendered.

On November 11, 2019, the Company and two accredited investors (each an "Investor" and, collectively, the "Investors") entered into a securities purchase agreement (the "Securities Purchase Agreement") pursuant to which the Company sold and issued to the Investors an aggregate of 1 shares of Series C Convertible Preferred Stock, par value $0.001 per share (the "Series C Preferred Stock"), at a price of $1,000 per share (the "Private Placement").

Pursuant to the Securities Purchase Agreement, the Company issued to each Investor a warrant (a "Warrant") to purchase a number of shares of common stock of the Company, par value $0.001 per share ("Common Stock"), equal to the number of shares of Common Stock issuable upon conversion of the Series C Preferred Stock purchased by the Investor. Each Warrant has an exercise price equal to $0.73, subject to full ratchet price only anti-dilution provisions in accordance with the terms of the Warrants (the "Exercise Price"), and is exercisable for five years after the Effective Date. In addition, if the market price of the Common Stock for the five trading days prior to July 22, 2020 is less than $0.73, holder of the warrants shall be entitled to receive additional shares of common stock based on the number of shares of common stock that would have been issuable upon conversion of the Series C Convertible Preferred Stock had the initial conversion price been equal to the market price at such time (but not less than $0.25) less the number of shares of common stock issued or issuable upon exercise of the Series C Convertible Preferred Stock based on the $0.73 conversion price.

Each share of the Series C Preferred Stock has a par value of $0.001 per share and a stated value equal to $1,000 (the "Stated Value") and is convertible at any time at the option of the holder into the number of shares of Common Stock determined by dividing the stated value by the conversion price of $0.73, subject to certain limitations and adjustments (the "Conversion Price").

The Company received gross proceeds from the Private Placement of $1,000, before deducting transaction costs, fees and expenses payable by the Company. The Company intends to use the net proceeds of the Private Placement to support the Company's general working capital requirements.

As required by the Securities Purchase Agreement, each director and officer of the Company has previously entered into a lock-up agreement with the Company whereby each director and officer has agreed that during the period commencing from the Effective Date until 120 days after the Effective Date, such director or officer will not offer, sell, contract to sell, hypothecate, pledge or otherwise dispose of or enter into any transaction to dispose of, or establish or increase a put position or liquidate or decrease a call position, with respect to any share of Common Stock or securities convertible, exchangeable or exercisable into, shares of Common Stock.

NOTE 19: SUBSEQUENT EVENTS

Subsequent to March 31, 2019, the Company has drawn an additional $905 on the credit facility described in Note 10. Gary M. Metzger, Lead Director, has advanced to the Company $328 under a note that bears 10% simple interest per annum and is payable July 30, 2020. The Company collected the remaining amounts due from Kal-Polymers Americas for the sale of the Sable assets.

The Company acquired Trend Discovery Holdings, Inc., a fund management company on May 31, 2019.

On July 12, 2019, the Company entered into an Exchange Agreement with investors (the "Investors") that are the holders of warrants issued in the Company's purchase agreements entered into on (i) March 14, 2018 (the "March Purchase Agreement" and such warrants, the "March Warrants") and (ii) August 9, 2018 (the "August Purchase Agreement" and such warrants, the "August Warrants", and the March Warrants and the August Warrants, collectively, the "Existing Securities"). The Investors are entitled to, with respect to the March Warrants and the August Warrants, due to the Agreement and Plan of Merger with Trend Discovery the Company entered into on May 31, 2019, an exchange for the March Warrants and August Warrants. As a result of a cashless exercise, the Company issued 4,277 shares of the Company's common stock to the Investors. Upon the issuance of the 4,277 shares, warrants for 5,677 shares issued in the March Purchase Agreement and August Purchase Agreement were extinguished.